Income tax expenses	12 Months Ended
Mar. 31, 2015
Income tax expenses
Income tax expenses

7.   Income tax expenses

Composition of income tax expenses

	Year ended March 31,
	2013	2014	2015
	(in millions of RMB)
Current income tax expense	1,353	1,730	4,757
Deferred taxation	104	1,466	1,659

	1,457	3,196	6,416

Under the current laws of the Cayman Islands, the Company is not subject to tax on its income or capital gains. In addition, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax is imposed. The Company's subsidiaries incorporated in Hong Kong were subject to the Hong Kong profits tax rate at 16.5% for the years ended March 31, 2013, 2014 and 2015. The Company's subsidiaries incorporated in other jurisdictions such as the United States and Japan were subject to income tax charges calculated on the basis of the tax laws enacted or substantially enacted in the countries where the Company's subsidiaries operate and generate income.

Current income tax expense primarily represents the provision for PRC Enterprise Income Tax ("EIT") for subsidiaries operating in the PRC. These subsidiaries are subject to EIT on their taxable income as reported in their respective statutory financial statements adjusted in accordance with the relevant tax laws, rules and regulations in the PRC.

Under the PRC Enterprise Income Tax Law (the "EIT Law"), the standard enterprise income tax rate for domestic enterprises and foreign invested enterprises is 25%. In addition, the EIT Law provides for, among others, a preferential tax rate of 15% for enterprises qualified as High and New Technology Enterprises. Further, certain subsidiaries were recognized as having status as a Software Enterprise and thereby entitled to enjoy full exemption from EIT for two years beginning with their first profitable year, a 50% reduction for the subsequent three years. In addition, a duly recognized Key Software Enterprise within China's national plan can enjoy a preferential EIT rate of 10%. The Key Software Enterprise status is subject to review by the relevant authorities every two years. The timing of the annual review and notification by the relevant authorities may vary from year to year, and the related tax adjustments in relation to the change in applicable EIT rate are accounted for in the period in which the Key Software Enterprise status is recognized.

       The tax status of the subsidiaries of the Company with major taxable profits is described below:

•

Alibaba (China) Technology Co. Ltd. ("Alibaba China"), an entity primarily engaged in the operations of the Company's wholesale marketplaces, was recognized as a High and New Technology Enterprise and Key Software Enterprise during the taxation years of 2012, 2013 and 2014, and was thereby entitled to an EIT rate of 10% during these taxation years.

•

Taobao (China) Software Co. Ltd. ("Taobao China"), an entity primarily engaged in the operations of Taobao Marketplace, was recognized as a High and New Technology Enterprise and has been recognized as a Key Software Enterprise during the taxation years of 2012, 2013 and 2014 and was thereby subject to an EIT rate of 10% during such taxation years.

•

Zhejiang Tmall Technology Co. Ltd. ("Tmall China"), an entity primarily engaged in the operations of Tmall, was recognized as a High and New Technology Enterprise and has been granted the Software Enterprise status and is thereby entitled to enjoy an income tax exemption for two years beginning with its first profitable year in taxation year of 2012, and a 50% reduction for the subsequent three years starting in taxation year of 2014. Accordingly, Tmall China was exempted from EIT during the taxation years of 2012 and 2013 and entitled to an EIT rate of 12.5% during the taxation year of 2014 and 2015.

The financial statements did not reflect the potential tax rate adjustments that may arise from the renewal of Key Software Enterprises status by Alibaba China and Taobao China for the taxation year of 2015 because official process for review and renewal did not yet commence as of March 31, 2015. Accordingly, Alibaba China and Taobao China applied an EIT rate of 15% in the financial statements in respect of such period.

Most of the remaining PRC entities of the Company are subject to EIT at 25% for the years ended March 31, 2013, 2014 and 2015.

Pursuant to the EIT Law, a 10% withholding tax is levied on dividends declared by PRC companies to their foreign investors. A lower withholding tax rate of 5% is applicable if direct foreign investors with at least 25% equity interest in the PRC company are incorporated in Hong Kong and meet the relevant requirements pursuant to the tax arrangement between the PRC and Hong Kong. Since the equity holders of the major PRC subsidiaries of the Company are Hong Kong incorporated companies, the Company has used 5% to provide for deferred tax liabilities on retained earnings which are anticipated to be distributed. As of March 31, 2015, the amounts accrued in deferred tax liabilities relating to withholding tax on dividends were determined on the assumption that 100% of the distributable reserves of the major PRC subsidiaries will be distributed as dividends.

Composition of deferred tax assets and liabilities

	March 31,
	2014	2015
	(in millions of RMB)
Deferred tax assets
Current:
Deferred revenue and customer advances	29	24
Tax losses carried forward and others (i)	283	381

	312	405
Less: Valuation allowance	(121)	(149)

Total deferred tax assets, current portion (Note 13)	191	256

Non-current:
Deferred revenue and customer advances	30	31
Property and equipment	14	14
Tax losses carried forward and others (i)	908	1,139

	952	1,184
Less: Valuation allowance	(886)	(1,027)

Total deferred tax assets, non-current portion (Note 13)	66	157

Total deferred tax assets	257	413

Deferred tax liabilities
Current:
Others	—	(17)
Non-current:
Withholding tax on undistributed earnings (ii)	(2,034)	(3,891)
Identifiable intangible assets	(72)	(575)
Others	(30)	(27)

Total deferred tax liabilities, non current portion	(2,136)	(4,493)

Total deferred tax liabilities	(2,136)	(4,510)

Net deferred tax liabilities	(1,879)	(4,097)

(i)	Others primarily represent accrued expenses which are not deductible until paid under PRC tax laws.
(ii)

The related deferred tax liabilities as of March 31, 2014 and 2015 were provided on the assumption that 100% of the distributable reserves of the major PRC subsidiaries will be distributed as dividends.

Valuation allowances have been provided on the deferred tax assets mainly related to the tax losses carried forward due to the uncertainty surrounding their realization. If events occur in the future that improve the certainty of realization, an adjustment to the valuation allowances will be made and consequently reduce the income tax expenses.

As of March 31, 2015, the accumulated tax losses of subsidiaries incorporated in Hong Kong, the United States and Japan, subject to the agreement of the relevant tax authorities, of RMB1,310 million, RMB984 million and RMB7 million, respectively, are allowed to be carried forward to offset against future taxable profits. Such carry forward of tax losses in Hong Kong has no time limit, while the tax losses in the United States will expire, if unused, in the years ending March 31, 2019 through 2035. The tax losses in Japan will expire, if unused, in the years ending March 31, 2019 through 2024. The accumulated tax losses of subsidiaries incorporated in PRC, subject to the agreement of the PRC tax authorities, of RMB2,311 million as of March 31, 2015 will expire, if unused, in the years ending March 31, 2016 through 2020.

Reconciliation of the differences between the statutory EIT rate applicable to profits of the consolidated entities and the income tax expenses of the Company:

	Year ended March 31,
	2013	2014	2015
	(in millions of RMB, except per share data)
Income before income tax and share of results of equity investees	10,112	26,802	32,326
Income tax computed at statutory EIT rate (25%)	2,528	6,701	8,082
Effect of different tax rates available to different jurisdictions	79	(9)	33
Effect of tax holiday and preferential tax benefit on assessable profits of subsidiaries incorporated in the PRC	(3,744)	(6,414)	(5,881)
Non-deductible expenses and non-taxable income, net (i)	1,806	1,657	3,368
Tax savings from additional deductions on certain research and development expenses available for subsidiaries incorporated in the PRC (ii)	(293)	(483)	(1,096)
Withholding tax on the earnings remitted and anticipated to be remitted	863	1,445	1,898
Change in valuation allowance and others	218	299	12

Income tax expenses	1,457	3,196	6,416

Effect of tax holidays inside the PRC on basic earnings per share/ADS (RMB)	1.64	2.95	2.57

(i)

Expenses not deductible for tax purposes and non-taxable income primarily represent share-based compensation expense, equity-settled donation expense, Yahoo TIPLA amendment payment, interest expense, exchange differences and investment income (loss).

(ii)

This amount represents tax incentives relating to the research and development expenses of certain major operating subsidiaries in the PRC. This tax incentive enables the Company to claim an additional tax deduction amounting to 50% of the qualified research and development expenses incurred.